March 31, 1998

SEMI-ANNUAL
REPORT

CALVERT CASH RESERVES
INSTITUTIONAL PRIME FUND



Table of Contents
President's Letter                         1
Portfolio Manager Remarks                  2
Report of Independent Accountants          4
Schedule of Investments                    5
Statement of Assets and Liabilities        7
Statement of Operations                    8
Statements of Changes in Net Assets        9
Notes to Financial Statements             10
Financial Highlights                      13

CALVERT CASH RESERVES
INSTITUTIONAL PRIME FUND

To Open an Account
800-368-2748


Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

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Branch Office
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Registered, Certified or
Overnight Mail
Calvert Group
c/o NFDS, 6th Floor
1004 Baltimore
Kansas City, MO 64105-1807

Calvert Group Web-Site
Address: http://www.calvertgroup.com


This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied by a prospectus.



Dear Shareholders:

During the six months ended March 31, 1998, the economy continued to expand, inflation remained tame and interest rates trended lower.

The Federal Reserve maintained a neutral monetary policy, taking no steps to nudge interest rates either higher or lower. The financial crisis in Southeast Asia played a role here. The Fed did not want to risk acting prematurely given the instability in this region. Waiting for more economic data also allows the Fed to better evaluate whether the massive currency devaluation in those countries is working to slow the US economy.

Market Review

The strong domestic economy created some difficulties for money market managers. First, stock market investors' gains have boosted tax payments and allowed the Treasury to pay down government debt on a rolling basis. This has meant fewer new Treasury securities have been issued. Level demand in the face of decreasing supply has caused prices to rise and yields to decline. The downward pressure on Treasury yields has carried over to yields on commercial paper, government agency issues and the other short-term securities that form the bulk of our investment universe.

Second, low long-term financing rates have added even more pressure to short rates. In the current environment, corporate borrowers have been able to lock-in very low rates by issuing long-term debt securities. This has allowed them to cut back on their issuance of short-term debt, and, again, the lack of supply has driven yields on short-term securities lower.

Fund Performance and Strategy

With inflation at 30-year lows, real short-term interest rates are currently very attractive compared to yields on longer maturity investments. We are pleased with the Portfolio's above-average performance in this environment.

We continued to invest heavily in variable rate demand notes. These securities offer higher yields than other types of money market eligible securities but don't expose us to significantly more credit risk. If market rates rise, these securities adjust upward within one week, helping to protect the Portfolio if the Fed tightens. If rates decline, they move downward quickly as well.


To protect ourselves against the possibility of a Fed ease and corresponding decline in rates, we have extended the average days to maturity of the portfolio since our last report by investing in corporate notes which have attractive fixed rates of return. As long as the direction of the economy remains uncertain and monetary policy remains neutral, we will continue to pursue a strategy that affords us some protection against either possible outcome.

Outlook

Over the course of the second and third quarters, a more clear consensus on the direction of the economy is likely to emerge and the bond market will begin to price in expectations of the Fed's next move. However, over the near-term we still anticipate that trends such as the continuing Treasury pay-down are likely to affect money market rates relative to the federal funds rate, regardless of whether that rate goes up or down in the months ahead.

Sincerely,



Barbara J. Krumsiek
President and CEO
April 22, 1998



QUALITY STRUCTURE OF PORTFOLIO

It is the operating policy of the Fund to invest only in tier-one securities as defined by Rule 2a-7 of the Investment Policy Act of 1940. It is a further operating policy of the Fund that it will invest only in issues rated A-1 or P-1 rated issues. See the Statement of Additional Information, "Appendix, Commercial Paper and Bond Ratings."

STATEMENT OF NET ASSETS
March 31, 1998

                                                     Principal
Corporate Obligations - 72.2%                        Amount     Value
Aegis Assisted Living Prop., LLC. VRDN,
   6.05%, 2/1/28, LOC: Banque Paribas                $6,970,000 $6,970,000
Alabama State Industrial Development Authority
VRDN,
   5.70%, 5/1/10, LOC: Regions Bank *                5,750,000  5,750,000
Alabama State Industrial Development Authority
 VRDN,
   5.75%, 12/1/19, LOC: Nationsbank *                5,840,000  5,840,000
Allegheny County, Pennsylvania Hospital
VRDN,
   5.80%, 2/15/12, BPA: FNB Chicago *                5,500,000  5,500,000
Allegheny County, Pennsylvania Industrial
 Development Revenue
   VRDN, 5.75%, 7/1/27, LOC: Dresdner Bank *         4,850,000  4,850,000
American Baptist Homes Certificates of
 Participation
 VRDN,
   6.20%, 1/1/27, LOC: Banque Natl de Paris *        6,615,000  6,615,000
American Baptist Homes Certificates of
Participation
VRDN,
   6.20%, 1/1/27, LOC: Banque Natl de Paris *        9,600,000  9,600,000
Arkansas State Development Finance Authority
VRDN,
   5.75%, 8/1/30, LOC: Credit Suisse *               1,600,000  1,600,000
Audley Investments Opic Certificates of
 Participation
 VRDN,
   5.71%, 11/29/04 *                                 4,000,000  4,000,000
BP America, Inc., 9.75%, 3/1/99                      5,000,000  5,169,400
Barton Healthcare, LLC. VRDN, 5.75%, 2/15/25,
   LOC: American National Bank and Trust *           6,000,000  6,000,000
Berks County, Pennsylvania Industria
l Development
 Authority
   VRDN, 5.80%, 7/1/16, LOC: Corestates *            3,000,000  3,000,000
Betters Group, LP. VRDN, 5.75%, 2/1/12, LOC:
 Century
   National Bank and Trust, Confirming LOC:
Mellon Bank *                                        800,000    800,000
Bexar County, Texas Health Facilities
 Development
 VRDN,
   5.95%, 2/1/22, LOC: Kredietbank *                 3,425,000  3,425,000
Blount/Strange Realty Holdings, LLC.
VRDN, 5.75%, 7/1/16,
   LOC: Regions Bank *                               4,900,000  4,900,000
Botsford General Hospital VRDN, 5.70%,
 2/15/27,
   LOC: Michigan National *                          12,000,000  12,000,000
California Statewide Community
 Development
 VRDN,
   5.80%, 5/1/27, LOC: Heller Financial,
Confirming
   LOC: Commerze Bank *                              495,000    495,000
California Statewide Community Development
 VRDN,
   5.80%, 5/1/27, LOC: Heller Financial,
 Confirming
   LOC: Commerze Bank *                              455,000    455,000
California Statewide Community Development
VRDN,
   5.90%, 7/1/27, LOC: Heller Financial,
Confirming
   LOC: Commerze Bank *                              525,000    525,000
Colorado Health Facilities Authority Revenue
 VRDN,
   5.66%, 2/1/13, LOC: Kredietbank *                 5,700,000  5,700,000
Colorado Health Facilities Authority Revenue
 VRDN,
   5.95%, 2/1/25, LOC: Kredietbank *                 5,510,000  5,510,000
Colorado Health Facilities Authority Revenue
 VRDN,
   5.75%, 2/1/25, LOC: Kredietbank *                 2,675,000  2,675,000

                                                     Principal
Corporate Obligations (Cont'd)                       Amount     Value
Colorado Health Facilities Authority Revenue
VRDN,
   5.85%, 11/1/26, LOC: Kredietbank *                $5,990,000 $5,988,503
Columbus, Georgia Development Authority
 Industrial Revenue
   VRDN, 5.75%, 1/1/05, LOC: Fleet Bank *            875,000    875,000
Concrete Co., VRDN, 5.75%, 11/1/46,
   LOC: Columbus Bank and Trust *                    6,975,000  6,975,000
Fed One Dayton VRDN, Series A, 6.55%, 8/1/09,
    LOC: Bank One Ohio *                             2,155,000  2,155,000
Fed One Dayton VRDN, Series B, 6.55%, 8/1/09,
   LOC: Bank One Ohio *                              1,620,000  1,620,000
First National Bank Chicago, Il, 5.52%, 2/16/99      8,000,000  7,989,163
Florida Housing Finance Agency VRDN, 6.35%,
 7/1/23,
   LOC: Heller Financial, Confirming LOC:
Commerze Bank *                                        750,000    750,000
Garmong Newspaper Development Co., LLC.
VRDN,
   6.05%, 9/1/16, LOC: Citizens National Bank of
Evansville,
   Confirming LOC: Harris Trust *                    3,025,000  3,025,000
Glen Oaks Real Estate & Development
 VRDN, 5.75%, 12/1/26,
   LOC: American National Bank and Trust *           7,200,000  7,200,000
Health Midwest Ventures Group VRDN, 5.75%,
8/1/19, LOC: Bank of America *                       8,170,000  8,170,000
Healthrack Sports and Wellness VRDN, 5.75%,
 2/15/27,
   LOC: American National Bank and Trust *           5,850,000  5,850,000
Idaho Associates, LLC. VRDN, 5.75%, 4/1/27,
   LOC: La Salle Bank *                              4,150,000  4,150,000
Iowa Finance Authority Economic Development
Authority Revenue
   VRDN, 5.65%, 3/1/11, LOC:
Rabobank Nederland *                                 9,500,000  9,500,000
KFW International Finance Inc., 9.375%,
7/15/98                                              2,050,000  2,071,411
Kit Carson County, Colorado VRDN,
5.75%, 6/1/27,
   LOC: Norwest Bank *                               2,000,000  2,000,000
La Mirada, California Industrial Development
 Authority VRDN,
   5.75%, 12/1/26, LOC: FNB Chicago *                4,700,000  4,700,000
Lexington Financial Services, LLC. VRDN, 5.75%,
3/1/27,
   LOC: LaSalle Bank *                               2,200,000  2,200,000
Massachusetts Nursing Homes VRDN, 5.75%,
 11/15/13,
   LOC: American National Bank and Trust *           1,600,000  1,600,000
Meriter Hospital, Inc., VRDN, 5.80%, 12/1/16,
   LOC: Firstar Bank *                               10,000,000 10,000,000
Meriter Management Services, Inc., VRDN,
   5.75%, 12/1/16, LOC: Firstar Bank *               4,825,000  4,825,000
Mississippi Business Finance Authority VRDN,
   5.95%, 11/1/06, LOC: Marshall & Ilsley Bank *     4,750,000  4,750,000
Mississippi Business Finance Authority VRDN,
   5.75%, 6/1/10, LOC: National Bank of Detroit *    4,300,000  4,300,000
Mississippi Business Finance Authority VRDN,
   5.75%, 2/1/19, GA: Sara Lee *                     2,000,000  2,000,000
Montgomery Cancer Center, LLC. VRDN,
   5.75%, 10/1/12, LOC: Southtrust Bank, AL *        4,300,000  4,300,000
Mount Vernon Industrial Economic Development
VRDN,
   6.05%, 7/1/07, LOC: Citizens National Bank,
   Confirming LOC: Suntrust Bank *                   1,550,000  1,550,000

                                                     Principal
Corporate Obligations (Cont'd)                       Amount       Value
Mount Vernon Industrial Solid Waste
 Disposal VRDN,
   6.05%, 11/1/11, LOC: Citizens National Bank,
   Confirming LOC: Suntrust Bank *                   $3,350,000  $3,350,000
Northhampton County, Pennsylvania Industrial
Development VRDN,
   5.788%, 2/1/13, LOC: Dauphin Deposit
 Bank and Trust *                                    5,000,000  5,000,000
Physicians Plus Medical Group VRDN,
   5.75%, 8/1/16, LOC: Marshall and Ilsley Bank *    5,031,000  5,031,000
Pleasant Hill, California Redevelopment
 Agency VRDN,
   5.75%, 8/1/26, LOC: Heller Financial,
   Confirming LOC: Commerze Bank *                   1,130,000  1,130,000
Richmond, Virginia Redevelopment and
Housing Authority
   VRDN, 5.65%, 12/1/25, LOC: Wachovia
Bank and Trust *                                     4,235,000  4,235,000
Roosevelt Paper Co., VRDN, 5.80%,
6/1/12, LOC: Corestates *                            7,620,000  7,620,000
Rural Electric Coop. VRDN, 5.73%, 12/15/17,
   TOA: Morgan Guaranty Trust *                      12,500,000  12,500,000
San Leandro, California Multi Family
Housing VRDN,
   5.75%, 10/1/27, LOC: Heller Financial,
Confirming
   LOC: Commerze Bank *                              2,255,000  2,255,000
Shawnee, Kansas VRDN, 5.80%, 12/1/12,
   LOC: Chase Manhattan *                            5,000,000  5,000,000
South Bend, Indiana VRDN, 5.75%, 12/1/27,
   LOC: LaSalle Bank *                               5,000,000  5,000,000
St. Paul, Minnesota Housing and
Redevelopment Authority
   VRDN, 5.75%, 6/1/15, LOC: Credit
Local de France *                                    2,200,000  2,200,000
Sussex County, Delaware VRDN, 5.74%, 11/1/27,
   LOC: Wilmington Trust Co. *                       3,000,000  3,000,000
TLC Holdings, LLC. VRDN, 5.75%, 6/1/26,
   LOC: Columbus Bank and Trust *                    4,825,000  4,825,000
Triangle Funding, Ltd. VRDN, 5.593%, 11/15/98,
   Overcollateralization: Credit Suisse *            7,000,000  7,000,000
Ventura County, California, 5.74%, 11/1/98,
 INSUR: FSA                                          5,420,000  5,427,906
Vermont Economic VRDN, Series A,
6.00%, 6/1/98,
   LOC: National Westminster Bank *                  983,000    983,000
Virginia State Housing Development Authority
 VRDN,
   5.737%, 7/1/07, BPA: Bayer Hypobank *             4,950,000  4,950,000
Washington State Housing Finance, 5.75%,
7/1/29,
   LOC: Bank One, AZ *                               3,210,000  3,210,000
Waukesha Health Systems, Inc., VRDN,
5.70%, 8/15/26,
   LOC: Bank of America *                            3,200,000  3,200,000
Westminster Asset Corp., VRDN, 5.73%,
4/1/22,
   LOC: Wells Fargo Bank *                           11,060,000  11,060,000
Whetstone Care Center, LLC. VRDN,
5.74%. 1/1/18,
   LOC: Fifth Third Bank *                           3,700,000  3,700,000

   Total Corporate Obligations (Cost $310,600,383)              310,600,383

Commercial Paper - 13.6%
Banco Nacional de Mexicosa, 5.48%, 4/9/98,
   LOC: Barclays Bank PLC                            3,000,000  2,996,347
Clipper Receivables Corp., 5.54%, 5/20/98            5,000,000  4,962,297
ING US Ins. Holdings., 5.52%, 5/8/98                 5,000,000  4,971,633

                                                     Principal
Commercial Paper (Cont'd)                            Amount      Value
Island Finance, 5.46%, 5/20/987,
   Capital Maintenance Agreement: Norwest Bank       $8,000,000 $7,940,547
Kitty Hawk Funding Corp., 5.54%,6/17/98,
   LOC: Nationsbank                                  6,930,000  6,847,883
National Australia Funding, 5.36%, 6/12/98,
   GA: National Australia Bank *                     8,000,000  7,914,240
Northwestern University, 5.405%, 5/4/98              3,000,000  2,985,136
Northwestern University, 5.49%, 6/22/98              1,923,000  1,898,953
Northwestern University, 5.49%, 6/23/98              3,600,000  3,554,433
Princeton University, 5.55%, 4/6/98                  4,500,000  4,496,531
Receivables Capital Corp., 5.55%, 4/3/98             5,000,000  4,998,458
Receivables Capital Corp., 5.56%, 4/21/98            5,000,000  4,984,556

   Total Commercial Paper (Cost $58,551,014)                    58,551,014

U.S. Government Agencies
and Instrumentalities - 6.9%
Federal Farm Credit Banks, 6.14%, 5/6/98             3,000,000  3,000,836
Federal Home Loan Mortgage Corp.,
 5.425%, 6/19/98                                     6,000,000  5,928,571
Federal National Mortgage Assn., 5.37%,
9/23/98                                              4,000,000  3,895,583
Federal National Mortgage Assn., 5.35%,
 9/24/98                                             5,000,000  4,869,222
Student Loan Marketing Assn., 5.79%,
 9/16/98                                             7,000,000  6,999,295
Student Loan Marketing Assn., 5.72%,
 11/20/98                                            5,000,000  4,998,144

   Total U.S. Government Agencies
and Instrumentalities
   (Cost $29,691,651)                                           29,691,651

Municipal Obligations - 4.5%
Illinois Housing Development Authority VRDN,
   5.79%, 12/1/21, INSUR: AMBAC, TOA:
Citibank *                                           3,905,000  3,905,000
Illinois Housing Development Authority
 VRDN,
   5.84%, 6/1/22, INSUR: AMBAC, TOA:
 Citibank *                                          1,590,000  1,590,000
Ohio State VRDN, 5.69%, 10/1/21, LOC:
INSUR:
   AMBAC, TOA: Citibank *                            6,500,000  6,500,000
Texas State VRDN, 5.72%, 12/1/27, TOA:
Citibank *                                           1,734,000  1,734,000
Village of Schaumberg, Illinois VRDN,
5.80%, 12/1/20,
   BPA: Credit Suisse *                              5,800,000  5,800,000

   Total Municipal Obligations (Cost $19,529,000)               19,529,000

Repurchase Agreements - 2.2%
Donaldson, Lufkin & Jenrette: 6.00%,
 dated 3/31/98, due 4/1/98
   (Collateral: $9,450,421, FNMA , 5.53% ,
 3/23/00)                                            9,250,000  9,250,000

   Total Repurchase Agreements (Cost $9,250,000)                9,250,000

   TOTAL INVESTMENTS (Cost $427,622,048) - 99.4%             $427,622,048
   Other assets and liabilities, net - 0.6%                      2,722,806
   Net Assets - 100%                                          $430,344,854

Net Assets Consist of:                                          Value
Paid-in capital applicable to 430,345,967
shares of beneficial interest,
   unlimited number of no par shares authorized                 $430,347,538
Undistributed net investment income (loss)                      (1,787)
Accumulated net realized gain (loss) on investments             (897)

   Net Assets                                                   $430,344,854

   Net Asset Value Per Share                                           $1.00


Explanation of Guarantees:

BPA:   Bond-Purchase Agreement      LOC:  Letter of Credit
GA:    Guarantee Agreement          TOA:  Tender Option Agreement
INSUR: Insurance

Abbreviations:

VRDN:  Variable Rate Demand Notes

* Optional tender features give these securities a shorter effective maturity date.

See notes to financial statements.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1998

Net Investment Income
Investment Income
   Interest income                                       $12,976,990

Expenses
   Investment advisory fee                                  562,184
   Transfer agency fees and expenses                        4,135
   Trustees' fees and expenses                              30,207
   Administrative fees                                      112,437
   Custodian fees                                           25,848
   Registration fees                                        21,422
   Reports to shareholders                                  17,157
   Professional fees                                        5,821
   Miscellaneous                                            20,061
   Reimbursement from Advisor                               (511,659)
                  Total expenses                            287,613
                  Fees paid indirectly                      (25,848)
                  Net expenses                              261,765
                  Net Investment Income                     12,715,225

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments                     3,471

   Increase (Decrease) in Net Assets
   Resulting From Operations                                $12,718,696





See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                             Six Months
                                             Ended          Year Ended
                                             March 31,      September 30,
Increase (Decrease) in Net Assets            1998           1997
Operations
   Net investment income                     $12,715,225    $19,659,630
   Net realized gain (loss)
on investments                                     3,471     (6,929)

   Increase (Decrease) in Net Assets
   Resulting From Operations                  12,718,696     19,655,701

Distributions to shareholders from:
   Net investment income:                    (12,717,510    (19,659,571)
   Total distributions                                      (12,717,510)
(19,659,571)

Capital share transactions in dollars
 and shares:
   Shares sold                             2,455,493,469  4,326,893,535
   Reinvestment of distributions               9,056,271    13,265,042
   Shares redeemed                       (2,409,556,801)(4,096,022,211)
   Total capital share transactions           54,992,939    244,136,333

Total Increase (Decrease)
in Net Assets                                  54,994,125  244,132,463

Net Assets
Beginning of period                           375,350,729  131,218,266
End of period (including undistributed
 net investment
   income (loss) of $(1,787) and $498
respectively)                                $430,344,854 $375,350,729





See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Note A - Significant Accounting Policies
General: The Calvert Institutional Prime Fund (the "Fund"), the sole series of Calvert Cash Reserves, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers shares of beneficial interest to the public with no sales charge.
Security Valuation: Securities are valued at amortized cost which approximates market.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees are paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.

Note B - Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of
 .25% on the first $500 million of average daily net assets. Under the terms of the agreement, $26,362 was payable at period end.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of
 .05% of the average daily net assets of the Fund. Under the terms of the agreement, $20,286 was payable at period end.

The Advisor voluntarily reimbursed the Fund for advisory fees, administrative fees, and other operating expenses of $511,659.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund.

Calvert Shareholders Services, Inc., an affiliate of the Advisor, acts as transfer, dividend disbursing and shareholder servicing agent for the Fund. Under the terms of the agreement, $500 was payable at period end.
Each Trustee who is not affiliated with the Advisor receives an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.

Note C - Investment Activity

The cost of investments owned at March 31, 1998 was substantially the same for federal income tax and financial reporting purposes. As a cash management practice, the Fund may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. All transactions are executed at independently derived prices.

Note D - Line of Credit

Effective July 1, 1997, a financing agreement is in place with all Calvert Group Funds and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal
Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. This fee is paid quarterly in arrears. The Fund had no loans outstanding pursuant to this line of credit at March 31, 1998.

FINANCIAL HIGHLIGHTS

                                                      Periods Ended
                                         March 31,       Sept. 30,  Sept. 30,
                                          1998            1997       1996
Net asset value, beginning                  $1.00         $1.00      $1.00
Income from investment operations
     Net investment income                  .028          .055       .040
Distributions from
     Net investment income                  (.028)        (.055)     (.040)
Net asset value, ending                     $1.00         $1.00      $1.00

Total return*                               2.84%         5.55%       3.99%
Ratios to average net assets:
     Net investment income                  5.65%(a)      5.55%      4.80%
     Total expenses+                       .13%(a)       .07%        .73%
     Net expenses                           .12%(a)       .06%       .69%
     Expenses reimbursed                    .23%(a)       .31%       .47%
Net assets, ending (in thousands)           $430,345      $375,351    $131,218
Number of shares outstanding,
     ending (in thousands)                  430,346       375,353     131,217


                                                        Years Ended
                                         Sept. 30,       Sept. 30,   Sept. 30,
                                         1995            1994        1993
Net asset value, beginning                  $1.00         $1.00       $1.00
Income from investment operations
     Net investment income                  .045          .028        .025
Distributions from
     Net investment income                  (.045)        (.028)      (.025)
Net asset value, ending                     $1.00         $1.00       $1.00

Total return*                               4.55%         2.78%        2.59%
Ratios to average net assets:
     Net investment income                  4.53%         2.75%        2.48%
     Total expenses+                        1.41%         N/A          N/A
     Net expenses                           1.39%         1.23%        .92%
     Expenses reimbursed                    -             -            -
Net assets, ending (in thousands)           $26,775       $99,973     $102,325
Number of shares outstanding,
     ending (in thousands)                  26,821        100,024     102,370






(a) Annualized
+ Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.

N/A Disclosure not applicable to prior periods.


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CALVERT GROUP'S FAMILY OF FUNDS

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio
CTFR California Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Balanced Fund
CSIF Managed Growth Portfolio

Municipal Funds
CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Portfolio
California Muni. Intermediate Portfolio
Maryland Muni. Intermediate Portfolio
Virginia Muni. Intermediate Portfolio

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund

Equity Funds
NEW! CSIF Managed Index Portfolio
CSIF Equity Portfolio
Capital Accumulation Fund
CWVF International Equity Fund
New Vision Small Cap Fund
New Africa Fund